Putnam Investments
One Post Office Square
Boston, MA 02109
January 5, 2015

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

RE:	Putnam Investment Funds, (the “Trust”), (Reg. Nos. (33-56339) (811-07237) Post-Effective Amendment
No. 146 to Registration Statement on Form N-1A (the “Amendment”) on behalf of its Putnam International
Capital Opportunities Fund (the “Fund”).

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Fund hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed on behalf of the Fund pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 146 to the Trust’s Registration Statement on Form N-1A (the “Amendment”) would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on December 23, 2014.

Comments or questions concerning this certificate may be directed to James F. Clark at 1-800-225-2465, ext. 1-8939.

Very truly yours,

Putnam Investments Funds

/s/ Jonathan S. Horwitz
By:

Jonathan S. Horwitz
Executive Vice President, Principal Executive
Officer and Compliance Liaison

cc:	James E. Thomas, Esq.
Ropes & Gray LLP